UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

 /s/ William G. Butterly, III     New York, NY     February 01, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:    $71,340 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12637                     Robeco Groep NV

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN STS WTR CO            COM              029899101      849    17700 SH       DEFINED                 17700        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     5714   153880 SH       DEFINED                153880        0        0
AQUA AMERICA INC               COM              03836W103     2460    96800 SH       DEFINED                 96800        0        0
ASHLAND INC NEW                COM              044209104     2083    25900 SH       DEFINED                 25900        0        0
CALGON CARBON CORP             COM              129603106      836    59000 SH       DEFINED                 59000        0        0
CALIFORNIA WTR SVC GROUP       COM              130788102      572    31200 SH       DEFINED                 31200        0        0
CLEAN ENERGY FUELS CORP        COM              184499101      137    11000 SH       DEFINED                 11000        0        0
CPFL ENERGIA S A               SPONSORED ADR    126153105      461    22000 SH       DEFINED                 22000        0        0
DANAHER CORP DEL               COM              235851102     5483    98100 SH       DEFINED                 98100        0        0
DELL INC                       COM              24702R101      116    11500 SH       DEFINED                 11500        0        0
ECOLAB INC                     COM              278865100     1150    16000 SH       DEFINED                 16000        0        0
EMERSON ELEC CO                COM              291011104     1032    19500 SH       DEFINED                 19500        0        0
FLOWSERVE CORP                 COM              34354P105     1630    11100 SH       DEFINED                 11100        0        0
FRANKLIN ELEC INC              COM              353514102     1069    17200 SH       DEFINED                 17200        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      535    23830 SH       DEFINED                 23830        0        0
ICF INTL INC                   COM              44925C103      582    24830 SH       DEFINED                 24830        0        0
IDEX CORP                      COM              45167R104     1484    31900 SH       DEFINED                 31900        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      547     2855 SH       DEFINED                  2855        0        0
ITC HLDGS CORP                 COM              465685105      231     3000 SH       DEFINED                  3000        0        0
ITRON INC                      COM              465741106     2851    64000 SH       DEFINED                 64000        0        0
KIMBERLY CLARK CORP            COM              494368103      552     6536 SH       DEFINED                  6536        0        0
KROGER CO                      COM              501044101      333    12800 SH       DEFINED                 12800        0        0
LIFE TECHNOLOGIES CORP         COM              53217V109      393     8000 SH       DEFINED                  8000        0        0
LIMITED BRANDS INC             COM              532716107      406     8636 SH       DEFINED                  8636        0        0
MASTEC INC                     COM              576323109      224     9000 SH       DEFINED                  9000        0        0
MCDONALDS CORP                 COM              580135101      248     2806 SH       DEFINED                  2806        0        0
MICROSOFT CORP                 COM              594918104      513    19190 SH       DEFINED                 19190        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103      279     8000 SH       DEFINED                  8000        0        0
NORTHEAST UTILS                COM              664397106      508    13000 SH       DEFINED                 13000        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      661     8631 SH       DEFINED                  8631        0        0
ONEOK INC NEW                  COM              682680103      342     8000 SH       DEFINED                  8000        0        0
ORACLE CORP                    COM              68389X105      613    18400 SH       DEFINED                 18400        0        0
PALL CORP                      COM              696429307      880    14600 SH       DEFINED                 14600        0        0
PARKER HANNIFIN CORP           COM              701094104      208     2450 SH       DEFINED                  2450        0        0
PENTAIR LTD                    SHS              H6169Q108     5392   109700 SH       DEFINED                109700        0        0
PEPCO HOLDINGS INC             COM              713291102      657    33500 SH       DEFINED                 33500        0        0
PFIZER INC                     COM              717081103      677    27006 SH       DEFINED                 27006        0        0
PROCTER & GAMBLE CO            COM              742718109      590     8692 SH       DEFINED                  8692        0        0
REGAL BELOIT CORP              COM              758750103      634     9000 SH       DEFINED                  9000        0        0
REPUBLIC SVCS INC              COM              760759100     2431    82900 SH       DEFINED                 82900        0        0
REYNOLDS AMERICAN INC          COM              761713106      450    10850 SH       DEFINED                 10850        0        0
ROPER INDS INC NEW             COM              776696106      786     7052 SH       DEFINED                  7052        0        0
SANDISK CORP                   COM              80004C101      296     6800 SH       DEFINED                  6800        0        0
SEALED AIR CORP NEW            COM              81211K100      471    26900 SH       DEFINED                 26900        0        0
SMITH A O                      COM              831865209     1041    16500 SH       DEFINED                 16500        0        0
SPECTRA ENERGY CORP            COM              847560109      329    12000 SH       DEFINED                 12000        0        0
TETRA TECH INC NEW             COM              88162G103     1820    68800 SH       DEFINED                 68800        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     5854    91800 SH       DEFINED                 91800        0        0
URS CORP NEW                   COM              903236107     2246    57200 SH       DEFINED                 57200        0        0
WASTE MGMT INC DEL             COM              94106L109     2399    71100 SH       DEFINED                 71100        0        0
WATERS CORP                    COM              941848103     1246    14300 SH       DEFINED                 14300        0        0
WATTS WATER TECHNOLOGIES INC   CL A             942749102     1556    36200 SH       DEFINED                 36200        0        0
WGL HLDGS INC                  COM              92924F106      470    12000 SH       DEFINED                 12000        0        0
XYLEM INC                      COM              98419M100     6013   221872 SH       DEFINED                221872        0        0